Document and Entity Information	Nov. 05, 2026
Document and Entity Information
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	NCR VOYIX CORPORATION
Entity File Number	001-00395
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	31-0387920
Entity Address, Address Line One	864 Spring Street NW
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	800
Local Phone Number	225-5627
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	VYX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000070866
Amendment Flag	false